RELATED PARTY TRANSACTIONS - Amounts due to a related party (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Amounts due to a related party	¥ 12,300	¥ 156
Fang
Related Party Transaction [Line Items]
Amounts due to a related party	¥ 12,300	¥ 156